Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
Significant components of the Company’s deferred tax assets as of March 31, 2016 and 2015 are shown below:

	March 31,
	2016	2015

	(000’s)
Deferred tax assets:
Net operating loss carryforward	$19,209	$16,830
Research credits	56	56
Expenses recognized for granting of options and warrants	2,120	1,554
Accrued expenses and reserves	35	20
Valuation allowance	(21,420)	(18,460)
	$—	$—

Schedule of Components of Income Tax Expense (Benefit)
The income tax provision differs from that computed using the federal statutory rate applied to income before taxes as follows:

	March 31,
	2016	2015

	(000’s)
Computed tax benefit at federal statutory rate	$(3,338)	$(2,382)
State tax, net of federal benefit	(349)	(187)
Stock compensation	270	—
Interest expense	76	462
Permanent items and other	184	874
Valuation allowance	3,161	1,235
	$4	$2